Fees Summary	Feb. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,190,000
Previously Paid Amount	0.00
Total Fee Amount	641.49
Total Offset Amount	0.00
Net Fee	641.49
Narrative - Max Aggregate Offering Price	$ 4,190,000
Final Prospectus	true